Equity Investments - Schedule of Income (Loss) from Equity Investments (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Investments, All Other Investments [Abstract]
Equity investment in publicly listed company	$ 4	$ 27
Equity method investments	(1)	0
Non-marketable equity securities (includes NAV)	1	(3)
Total income (loss) from equity investments, net	$ 4	$ 24